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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2016

Investor Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

20	Financial Statements

22	Notes to Financial Statements

28	Financial Highlights

29	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	12 - 41 days	29 days	49 days	$47.9 million
Premier U.S. Government Money	25 - 50 days	41 days	106 days	25.4 million
Premier Tax-Exempt	23 - 37 days	25 days	25 days	8.3 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2016

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.56%
Bank of Montreal(a)	0.44%	03/22/2016	$22,000	$22,000,000
Bank of Nova Scotia(a)	0.43%	04/01/2016	39,000	39,000,000
Bank of Nova Scotia(a)(b)	0.79%	09/30/2016	42,000	42,000,000
Bank of Nova Scotia(a)(b)	0.57%	03/09/2016	26,000	26,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.37%	03/07/2016	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.37%	03/03/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(a)	0.85%	08/25/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(a)	0.36%	03/03/2016	120,000	120,000,000
Canadian Imperial Bank of Commerce(a)	0.28%	03/01/2016	148,000	148,000,000
Citibank, N.A.	0.65%	05/23/2016	40,000	40,000,000
Citibank, N.A.	0.58%	04/21/2016	65,000	65,000,000
Citibank, N.A.	0.63%	06/06/2016	32,000	32,000,000
Credit Industriel et Commercial(a)	0.38%	03/01/2016	60,000	60,000,000
Credit Industriel et Commercial(a)	0.37%	03/02/2016	110,000	110,000,000
Dexia Credit Local S.A.(a)(b)	0.58%	03/23/2016	30,000	30,000,165
Dexia Credit Local S.A.(a)(b)	0.58%	03/24/2016	29,000	29,000,265
DNB Bank ASA(a)	0.28%	03/01/2016	358,000	358,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.60%	04/22/2016	40,000	40,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.44%	03/07/2016	23,000	23,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.66%	06/06/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.60%	05/18/2016	35,000	35,000,000
KBC Bank N.V.(a)	0.38%	03/03/2016	120,000	120,000,000
KBC Bank N.V.(a)	0.38%	03/01/2016	75,000	75,000,000
Landesbank Hessen-Thueringen Girozentrale(a)	0.51%	03/11/2016	23,000	23,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	0.63%	04/25/2016	65,000	65,000,000
Mizuho Bank Ltd.(a)	0.50%	03/09/2016	34,650	34,650,612
Mizuho Bank Ltd.(a)	0.66%	04/18/2016	65,000	65,000,000
Mizuho Bank Ltd.(a)	0.61%	04/20/2016	25,000	25,000,000
Nordea Bank Finland PLC(a)	0.28%	03/01/2016	400,000	400,000,000
Royal Bank of Canada(a)(b)	0.77%	10/03/2016	100,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	0.29%	03/01/2016	358,000	358,000,000
Societe Generale S.A.(a)	0.62%	05/05/2016	62,000	62,000,000
Standard Chartered Bank(a)	0.64%	05/02/2016	35,000	35,000,000
Standard Chartered Bank(a)	0.62%	04/18/2016	70,000	70,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.67%	04/19/2016	60,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.70%	04/28/2016	33,500	33,503,217
Sumitomo Mitsui Trust Bank Ltd.(a)	0.68%	04/11/2016	35,000	35,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.67%	04/04/2016	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.65%	03/14/2016	50,000	50,002,338
Swedbank AB(a)	0.36%	03/03/2016	120,000	120,000,000
Toronto-Dominion Bank (The)(a)	0.46%	04/29/2016	52,000	52,000,000
Toronto-Dominion Bank (The)(a)(b)	0.68%	08/17/2016	20,000	20,000,000
UBS AG(a)	0.85%	08/05/2016	31,000	31,000,000
UBS AG(a)	0.68%	05/31/2016	55,000	55,000,000
Total Certificates of Deposit (Cost $3,393,156,597)				3,393,156,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–39.45%(d)
Asset-Backed Securities — Consumer Receivables–4.39%
Old Line Funding, LLC(c)	0.65%	04/18/2016	$17,000	$16,985,267
Old Line Funding, LLC(c)	0.65%	04/25/2016	23,000	22,977,160
Old Line Funding, LLC(c)	0.77%	05/09/2016	40,000	39,940,967
Old Line Funding, LLC(c)	0.73%	05/26/2016	68,000	67,881,416
Old Line Funding, LLC(c)	0.65%	04/11/2016	60,000	59,955,583
Thunder Bay Funding, LLC(c)	0.65%	04/18/2016	25,000	24,978,333
Thunder Bay Funding, LLC(c)	0.65%	04/18/2016	30,000	29,974,000
Thunder Bay Funding, LLC(c)	0.77%	05/12/2016	20,000	19,969,200
Thunder Bay Funding, LLC(c)	0.64%	05/18/2016	42,000	41,941,760
Thunder Bay Funding, LLC(c)	0.72%	06/01/2016	34,000	33,937,440
				358,541,126

Asset-Backed Securities — Fully Supported–3.08%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	04/04/2016	25,000	24,985,361
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	04/06/2016	50,000	49,969,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	04/18/2016	12,000	11,990,080
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	05/19/2016	35,000	34,952,381
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(c)	0.43%	03/14/2016	60,000	59,990,683
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(c)	0.60%	04/20/2016	30,000	29,975,000
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(c)	0.61%	06/02/2016	40,000	39,936,967
				251,799,472

Asset-Backed Securities — Fully Supported Bank–12.15%
Anglesea Funding LLC (Multi-CEP’s)(a)(b)(c)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(a)(b)(c)	0.70%	07/18/2016	47,000	47,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.62%	04/01/2016	18,000	17,990,390
Barton Capital S.A. (CEP–Societe Generale S.A)(a)(b)(c)	0.61%	07/05/2016	63,000	63,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(b)(c)	0.61%	07/07/2016	25,000	25,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.66%	05/03/2016	12,000	11,986,140
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.63%	04/05/2016	100,000	99,938,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.63%	04/13/2016	24,000	23,981,940
Cedar Springs Capital Co. (CEP–UBS AG)(a)(c)	0.65%	04/07/2016	34,945	34,921,655
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.68%	07/14/2016	36,000	36,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.78%	08/22/2016	27,000	27,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.68%	07/22/2016	40,000	40,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	05/25/2016	30,000	29,957,500
Institutional Secured Funding Ltd. (Multi-CEP’s)(a)(c)	0.60%	03/08/2016	20,000	19,997,667
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.62%	04/11/2016	24,000	23,983,053
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.52%	03/11/2016	50,000	49,992,778
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.65%	04/12/2016	35,400	35,373,155
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.52%	03/08/2016	24,000	23,997,573
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.67%	04/13/2016	13,000	12,989,596
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.67%	04/14/2016	8,000	7,993,449
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.67%	04/18/2016	12,750	12,738,610
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(c)	0.45%	03/01/2016	30,000	30,000,000
Mountcliff Funding LLC (Multi-CEP’s)(a)(c)	0.63%	04/04/2016	24,000	23,985,720
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.37%	03/04/2016	35,000	34,998,921
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.43%	03/21/2016	20,000	19,995,222
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.43%	03/29/2016	59,772	59,752,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.43%	03/30/2016	$40,000	$39,986,144
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(c)	0.62%	04/26/2016	25,000	24,975,889
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)(c)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)(c)	0.78%	07/07/2016	30,000	30,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.50%	04/27/2016	34,750	34,722,490
				992,258,652

Asset-Backed Securities — Multi-Purpose–2.05%
CHARTA, LLC(c)	0.83%	07/06/2016	27,500	27,419,478
CRC Funding, LLC(c)	0.45%	03/23/2016	25,000	24,993,125
Nieuw Amsterdam Receivables Corp.(a)(c)	0.52%	04/07/2016	25,000	24,986,639
Nieuw Amsterdam Receivables Corp.(a)(c)	0.60%	04/29/2016	28,000	27,972,467
Nieuw Amsterdam Receivables Corp.(a)(c)	0.47%	03/09/2016	20,000	19,997,911
Versailles Commercial Paper LLC(c)	0.63%	04/01/2016	41,600	41,577,432
				166,947,052

Diversified Banks–9.36%
BNP Paribas S.A.(a)	0.38%	03/03/2016	50,000	49,998,945
Commonwealth Bank of Australia(a)(b)(c)	0.78%	08/22/2016	27,000	27,000,000
Commonwealth Bank of Australia(a)(b)(c)	0.57%	05/19/2016	20,000	19,999,612
Commonwealth Bank of Australia(a)(b)(c)	0.56%	05/20/2016	25,000	25,000,000
Commonwealth Bank of Australia(a)(b)(c)	0.58%	05/26/2016	70,000	69,995,113
HSBC Bank PLC(a)(b)(c)	0.83%	09/06/2016	31,000	31,000,000
ING (US) Funding LLC(a)	0.61%	04/05/2016	30,000	29,982,208
ING (US) Funding LLC(a)	0.61%	04/12/2016	40,000	39,971,533
ING (US) Funding LLC(a)	0.67%	06/01/2016	52,000	51,911,271
ING (US) Funding LLC(a)	0.67%	06/13/2016	35,000	34,932,256
Mizuho Bank Ltd.(a)(c)	0.61%	05/23/2016	50,000	49,929,680
Natixis(a)	0.65%	04/06/2016	125,000	124,918,750
Standard Chartered Bank(a)(c)	0.70%	05/27/2016	55,000	54,906,958
Standard Chartered Bank(a)(c)	0.42%	03/01/2016	41,000	41,000,000
Standard Chartered Bank(a)(c)	0.50%	03/21/2016	50,000	49,986,111
Swedbank AB(a)	0.36%	03/07/2016	30,000	29,998,200
Westpac Banking Corp.(a)(b)(c)	0.74%	08/08/2016	34,000	34,000,000
				764,530,637

Integrated Oil & Gas–0.54%
Exxon Mobil Corp.	0.46%	03/15/2016	44,000	43,992,129

Regional Banks–4.39%
Banque et Caisse d’Epargne de l’Etat(a)	0.51%	04/01/2016	20,000	19,991,217
BNZ International Funding Ltd.(a)(c)	0.46%	04/22/2016	22,000	21,985,382
Danske Corp.(a)(c)	0.55%	05/02/2016	34,000	33,967,794
Danske Corp.(a)(c)	0.62%	05/03/2016	60,000	59,935,425
HSBC Bank PLC(a)(c)	0.82%	08/09/2016	35,000	34,872,430
Landesbank Hessen-Thueringen Girozentrale(a)(c)	0.52%	03/14/2016	55,000	54,989,672
Macquarie Bank Ltd.(a)(c)	0.64%	05/03/2016	8,000	7,991,040
Macquarie Bank Ltd.(a)(c)	0.75%	06/29/2016	55,000	54,862,500
Macquarie Bank Ltd.(a)(b)(c)	0.68%	04/26/2016	50,000	50,006,142
Mitsubishi UFJ Trust & Banking Corp.(a)	0.67%	04/19/2016	20,000	19,981,761
				358,583,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–3.06%
Caisse des Depots et Consignations(a)(c)	0.59%	05/25/2016	$65,000	$64,909,452
Caisse des Depots et Consignations(a)(c)	0.40%	03/03/2016	48,000	47,998,933
CDP Financial Inc.(a)(c)	0.59%	04/20/2016	30,000	29,975,417
Nederlandse Waterschapsbank N.V.(a)(c)	0.58%	04/13/2016	23,000	22,984,066
Nederlandse Waterschapsbank N.V.(a)(c)	0.59%	05/11/2016	28,000	27,967,419
Nederlandse Waterschapsbank N.V.(a)(c)	0.35%	03/14/2016	56,000	55,992,922
				249,828,209

Thrifts & Mortgage Finance–0.43%
Nationwide Building Society(a)(c)	0.62%	05/18/2016	35,000	34,952,983
Total Commercial Paper (Cost $3,221,433,623)				3,221,433,623

Notes–4.43%
Bank of Nova Scotia, Sr. Unsec. Notes(a)	2.90%	03/29/2016	16,751	16,781,786
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(c)	0.96%	04/15/2016	64,691	64,727,743
New York Life Global Funding, Sec. Floating Rate Notes(b)(c)	0.67%	08/05/2016	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.68%	10/19/2016	80,000	80,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Floating Rate Notes(b)	0.74%	10/29/2016	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes(a)(b)(c)	0.87%	11/07/2016	75,000	75,000,000
Total Notes (Cost $361,509,529)				361,509,529

Variable Rate Demand Notes–0.66%(e)
Credit Enhanced–0.66%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(f)	0.01%	12/31/2047	5,155	5,155,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(a)(f)	0.38%	03/01/2021	335	335,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	07/01/2035	17,500	17,500,000
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(f)	0.15%	11/01/2018	2,130	2,130,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,560	3,560,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.35%	11/15/2037	2,700	2,700,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/01/2034	19,775	19,775,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2044	3,100	3,100,000
Total Variable Rate Demand Notes (Cost $54,255,000)				54,255,000

U.S. Treasury Bills–0.61%(d)
U.S. Treasury Bills (Cost $49,878,667)	0.49%	09/01/2016	50,000	49,878,667
TOTAL INVESTMENTS (excluding Repurchase Agreements)–86.71% (Cost $7,080,233,416)				7,080,233,416

			Repurchase Amount
Repurchase Agreements–13.90%(g)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	49,000,408	49,000,000
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $20,198,722 (collateralized by foreign non-agency asset-backed securities valued at $22,000,000; 0%-0.64%, 05/05/2038-12/26/2050)(b)	0.98%	12/02/2016	20,198,722	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $207,625,180; 0%-6.00%, 03/18/2044-12/25/2065)(a)(b)(h)	0.98%	—	$—	$188,750,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/16, maturing value of $30,003,092 (collateralized by domestic non-agency asset-backed securities valued at $31,504,465; 0.99%-2.68%, 06/07/2023-12/26/2035)(a)(i)	0.53%	03/01/2016	30,003,092	30,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $60,007,350 (collateralized by domestic and foreign corporate obligations valued at $66,001,322; 4.10%-10.75%, 12/15/2017-12/29/2049)(a)(i)	0.63%	03/01/2016	60,007,350	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $20,002,450 (collateralized by domestic non-agency mortgage-backed securities valued at $22,002,024; 2.59%-2.76%, 10/25/2035-12/25/2035)(a)(i)	0.63%	03/02/2016	20,002,450	20,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $15,000,213 (collateralized by domestic and foreign corporate obligations valued at $15,752,792; 1.95%-4.45%, 09/23/2019-11/03/2045)(a)	0.51%	03/01/2016	15,000,213	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	67,573,056	67,572,493
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $137,178,100 (collateralized by domestic and foreign non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $143,850,000; 0%-6.18%, 11/01/2017-06/25/2058)(b)(i)	0.78%	04/26/2016	137,178,100	137,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $83,075,046 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $91,300,000; 0%-6.27%, 01/27/2030-02/12/2051)(b)	0.93%	04/04/2016	83,075,046	83,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $100,010,306 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $102,000,001; 0%-7.48%, 10/01/2023-09/20/2063)(a)(i)	0.53%	03/01/2016	100,010,306	100,000,000
RBC Capital Markets Corp., term agreement dated 02/26/16, maturing value of $104,804,936 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic corporate obligations valued at $107,275,555; 1.31%-11.42%, 12/15/2017-08/20/2045)(a)(i)	0.59%	03/29/2016	104,804,936	104,750,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	60,000,500	60,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	100,000,917	100,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $100,009,917 (collateralized by domestic and foreign corporate obligations valued at $105,000,001; 0%, 03/01/2016-03/10/2016)(i)	0.51%	03/04/2016	100,009,917	100,000,000
Total Repurchase Agreements (Cost $1,135,072,493)				1,135,072,493
TOTAL INVESTMENTS(j)(k)–100.61% (Cost $8,215,305,909)				8,215,305,909
OTHER ASSETS LESS LIABILITIES–(0.61)%				(49,907,887)
NET ASSETS–100.00%				$8,165,398,022

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.3%; France: 11.2%; Sweden: 11.1%; Japan: 9.3%; United Kingdom: 8.7%; Switzerland 5.1%; other countries less than 5% each: 22.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $2,741,576,266, which represented 33.58% of the Fund’s Net Assets.
(d)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/16

1-7	38.9%
8-30	9.2
31-60	23.3
61-90	11.2
91-180	11.6
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2016

(Unaudited)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–38.12%
Federal Farm Credit Bank (FFCB)–3.81%
Unsec. Bonds(a)	0.40%	04/21/2016	$15,000	$14,999,903
Unsec. Bonds(a)	0.49%	02/27/2017	2,220	2,219,354
Unsec. Bonds(a)	0.48%	04/17/2017	17,490	17,476,021
Unsec. Bonds(a)	0.46%	06/05/2017	10,000	9,996,869
Unsec. Bonds(a)	0.47%	07/25/2017	10,000	10,006,748
Unsec. Bonds(a)	0.49%	08/10/2017	10,000	9,998,555
Unsec. Bonds(a)	0.48%	08/29/2017	2,250	2,249,150
Unsec. Bonds(a)	0.46%	10/02/2017	5,000	4,996,421
Unsec. Bonds(a)	0.45%	12/27/2017	8,000	7,980,940
				79,923,961

Federal Home Loan Bank (FHLB)–25.64%
Unsec. Bonds(a)	0.37%	05/18/2016	20,000	20,000,000
Unsec. Bonds(a)	0.49%	11/10/2016	50,000	50,000,063
Unsec. Bonds(a)	0.52%	02/22/2017	15,000	15,000,000
Unsec. Disc. Notes(b)	0.48%	03/09/2016	35,000	34,996,267
Unsec. Disc. Notes(b)	0.48%	03/11/2016	35,000	34,995,333
Unsec. Disc. Notes(b)	0.38%	03/31/2016	5,500	5,498,258
Unsec. Disc. Notes(b)	0.39%	04/13/2016	2,034	2,033,052
Unsec. Disc. Notes(b)	0.39%	04/14/2016	5,000	4,997,617
Unsec. Disc. Notes(b)	0.40%	04/27/2016	45,420	45,391,234
Unsec. Disc. Notes(b)	0.41%	05/04/2016	15,000	14,989,067
Unsec. Disc. Notes(b)	0.40%	05/06/2016	30,000	29,977,780
Unsec. Disc. Notes(b)	0.49%	08/10/2016	50,000	49,889,750
Unsec. Disc. Notes(b)	0.47%	08/12/2016	45,000	44,904,880
Unsec. Disc. Notes(b)	0.47%	08/17/2016	35,000	34,922,776
Unsec. Disc. Notes(b)	0.49%	08/19/2016	5,000	4,988,363
Unsec. Disc. Notes(b)	0.50%	08/26/2016	40,000	39,902,298
Unsec. Global Bonds(a)	0.49%	11/03/2016	30,000	30,000,000
Unsec. Global Bonds(a)	0.38%	01/17/2017	30,000	29,962,903
Unsec. Global Bonds(a)	0.52%	01/23/2017	15,000	15,000,000
Unsec. Global Bonds(a)	0.52%	02/24/2017	15,000	15,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	15,000	14,992,298
				537,441,939

Federal Home Loan Mortgage Corp. (FHLMC)–3.98%
Unsec. Disc. Notes(b)	0.40%	04/29/2016	1,270	1,269,167
Unsec. Disc. Notes(b)	0.46%	08/12/2016	25,000	24,948,181
Unsec. Global Notes(a)	0.44%	04/20/2017	30,275	30,255,666
Unsec. Global Notes(a)	0.47%	04/27/2017	5,000	4,996,814
Unsec. Global Notes(a)	0.56%	07/21/2017	4,000	3,999,428
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.48%	10/15/2045	17,833	17,833,286
				83,302,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–4.06%
Unsec. Disc. Notes(b)	0.46%	08/17/2016	$35,183	$35,107,729
Unsec. Global Notes	5.00%	03/15/2016	2,950	2,955,335
Unsec. Global Notes(a)	0.44%	09/08/2017	5,000	4,991,178
Unsec. Global Notes(a)	0.44%	10/05/2017	25,000	24,985,577
Unsec. Notes(a)	0.45%	07/25/2016	12,000	12,000,443
Unsec. Notes(a)	0.45%	07/20/2017	5,000	4,998,635
				85,038,897

Overseas Private Investment Corp. (OPIC)–0.63%
Unsec. Gtd. VRD COP Bonds(c)	0.45%	12/15/2019	13,248	13,248,000
Total U.S. Government Sponsored Agency Securities (Cost $798,955,339)				798,955,339

U.S. Treasury Securities–9.52%
U.S. Treasury Bills–7.85%(b)
U.S. Treasury Bills	0.52%	07/14/2016	15,000	14,971,425
U.S. Treasury Bills	0.42%	08/18/2016	30,000	29,941,917
U.S. Treasury Bills	0.44%	08/18/2016	35,000	34,928,021
U.S. Treasury Bills	0.45%	08/18/2016	30,000	29,937,383
U.S. Treasury Bills	0.45%	08/25/2016	35,000	34,923,337
U.S. Treasury Bills	0.49%	09/01/2016	20,000	19,951,467
				164,653,550

U.S. Treasury Notes–1.67%
U.S. Treasury Floating Rate Notes(a)	0.40%	07/31/2017	35,000	35,001,146
Total U.S. Treasury Securities (Cost $199,654,696)				199,654,696
TOTAL INVESTMENTS (excluding Repurchase Agreements)–47.64% (Cost $998,610,035)				998,610,035

			Repurchase Amount
Repurchase Agreements–53.31%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	100,000,833	100,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $120,008,167 (collateralized by U.S. Treasury obligations valued at $122,400,000; 1.38%, 09/30/2020)(e)	0.35%	03/03/2016	120,008,167	120,000,000
CIBC World Markets Corp., joint agreement dated 02/29/16, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	23,040,414	23,040,222
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	100,000,861	100,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	75,004,667	75,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	100,000,833	100,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	75,004,958	75,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $40,024,000 (collateralized by domestic agency mortgage-backed securities valued at $40,800,629; 4.00%, 08/01/2026-11/01/2031)	0.45%	04/04/2016	40,024,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $120,029,614 (collateralized by a U.S. Treasury obligation valued at $122,470,625; 2.25%, 11/15/2025)(e)	0.36%	03/03/2016	$120,029,614	$120,021,213
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $50,012,901 (collateralized by a U.S. Treasury obligation valued at $51,030,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	50,012,901	50,009,400
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	24,425,976	24,425,772
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	40,031,644	40,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	25,007,653	25,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	50,015,306	50,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	40,002,644	40,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	100,000,917	100,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $35,039,813 (collateralized by domestic agency mortgage-backed securities valued at $35,700,000; 0.74%-10.08%, 08/25/2020-12/25/2045)	0.45%	05/09/2016	35,039,813	35,000,000
Total Repurchase Agreements (Cost $1,117,496,607)				1,117,496,607
TOTAL INVESTMENTS(f)–100.95% (Cost $2,116,106,642)				2,116,106,642
OTHER ASSETS LESS LIABILITIES–(0.95)%				(19,996,451)
NET ASSETS–100.00%				$2,096,110,191

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed

MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/16

1-7	49.6%
8-30	4.1
31-60	5.5
61-90	4.8
91-180	18.7
181+	17.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2016

(Unaudited)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.52%
Alabama–3.78%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$150	$151,794
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.02%	05/01/2041	1,170	1,170,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	3,900	3,900,000
				5,221,794

Arizona–1.67%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,300	2,300,000

California–6.42%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(a)(b)(c)	0.01%	12/01/2016	4,150	4,150,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(e)	0.16%	10/01/2035	650	650,000
San Diego (County of) Regional Transportation Commission; Series 2012 A, Ref. Limited Tax RB	5.00%	04/01/2016	400	401,623
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate Water RB(e)(f)	0.21%	07/01/2030	2,200	2,200,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	1,450	1,455,702
				8,857,325

Colorado–0.99%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	300	300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. VRD Improvement Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.07%	12/01/2037	615	615,000
				1,365,000

Delaware–0.36%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	500	500,000

District of Columbia–0.33%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.21%	01/01/2029	450	450,000

Florida–3.53%
Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	500	506,060
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	10/01/2021	845	845,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	3,520	3,520,000
				4,871,060

Georgia–3.53%
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2021	100	100,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(a)(b)(c)	0.38%	03/01/2021	$1,715	$1,715,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	500	507,799
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(f)	0.28%	12/01/2018	300	300,000
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/2038	1,485	1,485,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/2027	260	260,000
				4,867,799

Illinois–6.72%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	2,150	2,150,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.01%	02/01/2042	1,600	1,600,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/2017	120	120,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	1,305	1,305,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.11%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	140	140,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.08%	05/01/2036	1,900	1,900,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.38%	10/01/2024	1,300	1,300,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(f)	0.15%	04/01/2022	584	584,000
				9,274,000

Indiana–3.97%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	06/01/2040	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.15%	03/01/2022	915	915,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	180	180,000
				5,480,000

Iowa–4.44%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(f)	0.18%	06/01/2028	600	600,000
Iowa (State of) Finance Authority; Series 2008 C, VRD Single Family Mortgage Bonds (CEP–FHLB)(a)	0.40%	01/01/2039	4,500	4,500,000
West Des Moines (City of); Series 2010 A, Ref. Capital Loan Unlimited Tax GO Notes	4.00%	06/01/2016	1,020	1,029,713
				6,129,713

Kansas–3.92%
Kansas (State of) Development Finance Authority (Chesapeake Apartments); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/2030	3,970	3,970,000
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	1,430	1,433,082
				5,403,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.37%
Louisville & Jefferson (Counties of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	$500	$505,044
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2038	1,380	1,380,000
				1,885,044

Louisiana–0.35%
Bossier (Parish of) Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	225	225,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	250	251,932
				476,932

Maryland–1.86%
Maryland (State of); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	770	770,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/2041	815	815,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	700	711,192
				2,571,192

Massachusetts–3.85%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.38%	03/01/2039	4,825	4,825,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	485	485,000
				5,310,000

Michigan–0.18%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(f)	0.17%	07/01/2032	250	250,000

Minnesota–3.37%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	1,325	1,340,415
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	1,555	1,555,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	11/15/2031	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	250	250,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	500	500,000
				4,645,415

Mississippi–0.72%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.01%	12/01/2030	1,000	1,000,000

Missouri–3.98%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.02%	08/01/2038	2,245	2,245,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	1,000	1,000,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	300	300,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	650	650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	04/15/2027	$1,300	$1,300,000
				5,495,000

Nebraska–0.37%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	0.50%	10/01/2042	510	510,000

New Mexico–1.10%
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	1,000	1,015,918
New Mexico (State of) Finance Authority (Sr. Lien Public); Series 2016 A, Revolving Fund RB	2.00%	06/01/2016	500	502,261
				1,518,179

New York–5.04%
New York (City of) Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD MFH RB (CEP–FNMA)(a)	0.35%	11/15/2037	1,550	1,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC– Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	1,400	1,400,000
				6,950,000

North Carolina–2.67%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(f)	0.15%	07/01/2021	450	450,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	200	202,320
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	700	700,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.01%	12/01/2021	250	250,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	475	476,933
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	250	250,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(f)	0.07%	08/01/2020	1,350	1,350,000
				3,679,253

Ohio–3.66%
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	03/01/2034	800	800,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(f)	0.30%	01/01/2034	200	200,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(e)	0.05%	11/15/2033	600	600,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	3,450	3,450,000
				5,050,000

Oklahoma–0.18%
Tulsa (County of) Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	250	250,147

Oregon–1.09%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(f)	0.17%	07/01/2027	1,505	1,505,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–3.79%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/2039	$1,000	$1,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.38%	11/01/2030	1,260	1,260,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	1,070	1,070,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.14%	04/01/2017	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/2026	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.14%	12/01/2026	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	08/01/2026	225	225,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	11/01/2018	300	300,000
				5,230,000

South Carolina–0.99%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	1,120	1,120,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.16%	07/01/2017	240	240,000
				1,360,000

Texas–10.11%
Austin Community College District; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	300	303,309
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	250	250,822
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax Go Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,000	1,012,556
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	2,625	2,625,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	300	300,000
Tarrant (County of) Regional Water District; Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/2016	1,100	1,100,000
Tarrant (County of) Regional Water District; Series 2012, Ref. Improvement Water RB	5.00%	03/01/2016	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	2,300	2,300,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	5,000	5,000,000
				13,941,687

Utah–2.00%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	08/01/2028	415	415,000
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	900	900,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	450	450,000
				2,765,000

Vermont–1.01%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–4.54%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	$450	$458,059
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	5,100	5,100,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. Water RB	3.00%	04/01/2016	200	200,483
Loudoun (County of) Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.01%	03/01/2038	500	500,000
				6,258,542

Washington–1.32%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	200	201,261
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/2032	615	615,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	1,000	1,000,000
				1,816,261

Wisconsin–6.31%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(f)	0.18%	09/01/2019	150	150,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,560	2,560,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	2,500	2,514,945
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	3,115	3,115,000
				8,709,945
TOTAL INVESTMENTS(g)(h)–99.52% (Cost $137,292,370)				137,292,370
OTHER ASSETS LESS LIABILITIES–0.48%				666,573
NET ASSETS–100.00%				$137,958,943

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 17.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $2,655,000, which represented 1.92% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Security subject to the alternative minimum tax.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Mortgage Corporation	7.0%
JPMorgan Chase Bank, N.A.	6.6
U.S. Bancorp	6.0
TD Bank, N.A.	5.5
PNC Bank, N.A.	5.1
Northern Trust Corporation	5.1
Federal Home Loan Banks	5.0

Portfolio Composition by Maturity

In days, as of 02/29/16

1-7	84.6%
8-30	—
31-60	2.2
61-90	0.7
91-180	9.0
181+	3.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$7,080,233,416	$998,610,035	$137,292,370
Repurchase agreements, at value and cost	1,135,072,493	1,117,496,607	—
Total investments, at value and cost	8,215,305,909	2,116,106,642	137,292,370
Receivable for:
Investments sold	200,000	—	417,000
Fund shares sold	19,072	26,859	2,831
Interest	2,103,015	243,746	245,643
Fund expenses absorbed	789	—	3,416
Investment for trustee deferred compensation and retirement plans	—	3,711	—
Other assets	237	74	—
Total assets	8,217,629,022	2,116,381,032	137,961,260

Liabilities:
Payable for:
Investments purchased	49,878,667	19,951,467	—
Fund shares reacquired	6,665	5,012	—
Amount due custodian	6,937	814	1,339
Dividends	2,338,731	307,605	978
Accrued fees to affiliates	—	2,232	—
Trustee deferred compensation and retirement plans	—	3,711	—
Total liabilities	52,231,000	20,270,841	2,317
Net assets applicable to shares outstanding	$8,165,398,022	$2,096,110,191	$137,958,943

Net assets consist of:
Shares of beneficial interest	$8,165,255,861	$2,095,990,730	$137,962,583
Undistributed net investment income	116,878	97,323	27,111
Undistributed net realized gain (loss)	25,283	22,138	(30,751)
	$8,165,398,022	$2,096,110,191	$137,958,943

Net Assets:
Investor Class	$47,957,601	$25,486,862	$8,365,699
Institutional Class	$8,117,440,421	$2,070,623,329	$129,593,244

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	47,956,769	25,485,722	8,365,716
Institutional Class	8,117,301,627	2,070,533,409	129,593,520
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$14,178,864	$1,922,595	$56,823

Expenses:
Advisory fees	9,122,752	2,017,520	159,937
Less: Fees waived and expenses reimbursed	(2,554,371)	(821,355)	(109,467)
Net expenses	6,568,381	1,196,165	50,470
Net investment income	7,610,483	726,430	6,353
Net realized gain from Investment securities	7,626	12,568	—
Net increase in net assets resulting from operations	$7,618,109	$738,998	$6,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$7,610,483	$3,466,302	$726,430	$284,716	$6,353	$31,463
Net realized gain	7,626	81,031	12,568	9,150	—	—
Net increase in net assets resulting from operations	7,618,109	3,547,333	738,998	293,866	6,353	31,463

Distributions to shareholders from net investment income:
Investor Class	(48,719)	(20,466)	(10,352)	(3,405)	(440)	(2,059)
Institutional Class	(7,561,776)	(3,446,141)	(716,089)	(281,672)	(5,913)	(29,404)
Total distributions from net investment income	(7,610,495)	(3,466,607)	(726,441)	(285,077)	(6,353)	(31,463)

Share transactions-net:
Investor Class	(2,819,994)	(7,483,672)	3,078,100	2,320,636	272,645	(2,065,071)
Institutional Class	1,412,665,389	(2,619,681,466)	673,049,461	17,021,515	14,572,573	(4,863,381)
Net increase (decrease) in net assets resulting from share transactions	1,409,845,395	(2,627,165,138)	676,127,561	19,342,151	14,845,218	(6,928,452)
Net increase (decrease) in net assets	1,409,853,009	(2,627,084,412)	676,140,118	19,350,940	14,845,218	(6,928,452)

Net assets:
Beginning of year	6,755,545,013	9,382,629,425	1,419,970,073	1,400,619,133	123,113,725	130,042,177
End of year*	$8,165,398,022	$6,755,545,013	$2,096,110,191	$1,419,970,073	$137,958,943	$123,113,725
* Includes accumulated undistributed net investment income	$116,878	$116,890	$97,323	$97,334	$27,111	$27,111

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$2,554,371
Premier U.S. Government Money Portfolio	564,904
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$—
Premier U.S. Government Money Portfolio	3,659	252,792
Premier Tax-Exempt Portfolio	7,097	102,370

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$78,301,460	$166,881,208	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	111,501,323	92,702,039	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term		Total*
Fund	08/31/19	Not Subject to Expiration
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	9,237,674	$9,237,674	22,961,016	$22,961,016
Institutional Class	21,018,988,833	21,018,988,833	34,430,955,903	34,430,955,903

Issued as reinvestment of dividends:
Investor Class	48,436	48,436	20,359	20,359
Institutional Class	1,236,816	1,236,816	723,868	723,868

Reacquired:
Investor Class	(12,106,104)	(12,106,104)	(30,465,047)	(30,465,047)
Institutional Class	(19,607,560,260)	(19,607,560,260)	(37,051,361,237)	(37,051,361,237)
Net increase (decrease) in share activity	1,409,845,395	$1,409,845,395	(2,627,165,138)	$(2,627,165,138)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 52% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	10,730,024	$10,730,024	21,626,922	$21,626,922
Institutional Class	4,147,799,931	4,147,799,931	8,968,033,388	8,968,033,388

Issued as reinvestment of dividends:
Investor Class	10,313	10,313	3,392	3,392
Institutional Class	160,193	160,193	94,669	94,669

Reacquired:
Investor Class	(7,662,237)	(7,662,237)	(19,309,678)	(19,309,678)
Institutional Class	(3,474,910,663)	(3,474,910,663)	(8,951,106,542)	(8,951,106,542)
Net increase in share activity	676,127,561	$676,127,561	19,342,151	$19,342,151

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	629,620	$629,620	3,993,654	$3,993,654
Institutional Class	116,573,947	116,573,947	193,810,192	193,810,192

Issued as reinvestment of dividends:
Investor Class	401	401	2,055	2,055
Institutional Class	4,425	4,425	20,604	20,604

Reacquired:
Investor Class	(357,376)	(357,376)	(6,060,780)	(6,060,780)
Institutional Class	(102,005,799)	(102,005,799)	(198,694,177)	(198,694,177)
Net increase (decrease) in share activity	14,845,218	$14,845,218	(6,928,452)	$(6,928,452)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.10%	$47,958	0.18	%(c)	0.25	%(c)	0.21	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	76,601	0.20		0.25		0.08
Premier U.S. Government Money Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	25,487	0.15	(c)	0.25	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	25,598	0.16		0.25		0.02
Premier Tax-Exempt Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.00	8,366	0.08	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	11,518	0.24		0.25		0.09

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $48,854, $23,155 and $8,341 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

NOTE 10—Subsequent Event

Effective June 1, 2016, the Adviser has contractually agreed, through at least May 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,001.00	$0.90	$1,024.03	$0.91	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.40	0.75	1,024.12	0.75	0.15
Premier Tax-Exempt Portfolio	1,000.00	1,000.00	0.40	1,024.47	0.40	0.08

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862                        CM-I-TST-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Institutional Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

20	Financial Statements

22	Notes to Financial Statements

28	Financial Highlights

29	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	12 - 41 days	29 days	49 days	$8.1 billion
Premier U.S. Government Money	25 - 50 days	41 days	106 days	2.0 billion
Premier Tax-Exempt	23 - 37 days	25 days	25 days	129.5 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2016

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.56%
Bank of Montreal(a)	0.44%	03/22/2016	$22,000	$22,000,000
Bank of Nova Scotia(a)	0.43%	04/01/2016	39,000	39,000,000
Bank of Nova Scotia(a)(b)	0.79%	09/30/2016	42,000	42,000,000
Bank of Nova Scotia(a)(b)	0.57%	03/09/2016	26,000	26,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.37%	03/07/2016	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.37%	03/03/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(a)	0.85%	08/25/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(a)	0.36%	03/03/2016	120,000	120,000,000
Canadian Imperial Bank of Commerce(a)	0.28%	03/01/2016	148,000	148,000,000
Citibank, N.A.	0.65%	05/23/2016	40,000	40,000,000
Citibank, N.A.	0.58%	04/21/2016	65,000	65,000,000
Citibank, N.A.	0.63%	06/06/2016	32,000	32,000,000
Credit Industriel et Commercial(a)	0.38%	03/01/2016	60,000	60,000,000
Credit Industriel et Commercial(a)	0.37%	03/02/2016	110,000	110,000,000
Dexia Credit Local S.A.(a)(b)	0.58%	03/23/2016	30,000	30,000,165
Dexia Credit Local S.A.(a)(b)	0.58%	03/24/2016	29,000	29,000,265
DNB Bank ASA(a)	0.28%	03/01/2016	358,000	358,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.60%	04/22/2016	40,000	40,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.44%	03/07/2016	23,000	23,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.66%	06/06/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(a)	0.60%	05/18/2016	35,000	35,000,000
KBC Bank N.V.(a)	0.38%	03/03/2016	120,000	120,000,000
KBC Bank N.V.(a)	0.38%	03/01/2016	75,000	75,000,000
Landesbank Hessen-Thueringen Girozentrale(a)	0.51%	03/11/2016	23,000	23,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	0.63%	04/25/2016	65,000	65,000,000
Mizuho Bank Ltd.(a)	0.50%	03/09/2016	34,650	34,650,612
Mizuho Bank Ltd.(a)	0.66%	04/18/2016	65,000	65,000,000
Mizuho Bank Ltd.(a)	0.61%	04/20/2016	25,000	25,000,000
Nordea Bank Finland PLC(a)	0.28%	03/01/2016	400,000	400,000,000
Royal Bank of Canada(a)(b)	0.77%	10/03/2016	100,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	0.29%	03/01/2016	358,000	358,000,000
Societe Generale S.A.(a)	0.62%	05/05/2016	62,000	62,000,000
Standard Chartered Bank(a)	0.64%	05/02/2016	35,000	35,000,000
Standard Chartered Bank(a)	0.62%	04/18/2016	70,000	70,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.67%	04/19/2016	60,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.70%	04/28/2016	33,500	33,503,217
Sumitomo Mitsui Trust Bank Ltd.(a)	0.68%	04/11/2016	35,000	35,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.67%	04/04/2016	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.65%	03/14/2016	50,000	50,002,338
Swedbank AB(a)	0.36%	03/03/2016	120,000	120,000,000
Toronto-Dominion Bank (The)(a)	0.46%	04/29/2016	52,000	52,000,000
Toronto-Dominion Bank (The)(a)(b)	0.68%	08/17/2016	20,000	20,000,000
UBS AG(a)	0.85%	08/05/2016	31,000	31,000,000
UBS AG(a)	0.68%	05/31/2016	55,000	55,000,000
Total Certificates of Deposit (Cost $3,393,156,597)				3,393,156,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–39.45%(d)
Asset-Backed Securities — Consumer Receivables–4.39%
Old Line Funding, LLC(c)	0.65%	04/18/2016	$17,000	$16,985,267
Old Line Funding, LLC(c)	0.65%	04/25/2016	23,000	22,977,160
Old Line Funding, LLC(c)	0.77%	05/09/2016	40,000	39,940,967
Old Line Funding, LLC(c)	0.73%	05/26/2016	68,000	67,881,416
Old Line Funding, LLC(c)	0.65%	04/11/2016	60,000	59,955,583
Thunder Bay Funding, LLC(c)	0.65%	04/18/2016	25,000	24,978,333
Thunder Bay Funding, LLC(c)	0.65%	04/18/2016	30,000	29,974,000
Thunder Bay Funding, LLC(c)	0.77%	05/12/2016	20,000	19,969,200
Thunder Bay Funding, LLC(c)	0.64%	05/18/2016	42,000	41,941,760
Thunder Bay Funding, LLC(c)	0.72%	06/01/2016	34,000	33,937,440
				358,541,126

Asset-Backed Securities — Fully Supported–3.08%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	04/04/2016	25,000	24,985,361
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	04/06/2016	50,000	49,969,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	04/18/2016	12,000	11,990,080
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.62%	05/19/2016	35,000	34,952,381
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(c)	0.43%	03/14/2016	60,000	59,990,683
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(c)	0.60%	04/20/2016	30,000	29,975,000
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(c)	0.61%	06/02/2016	40,000	39,936,967
				251,799,472

Asset-Backed Securities — Fully Supported Bank–12.15%
Anglesea Funding LLC (Multi-CEP’s)(a)(b)(c)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(a)(b)(c)	0.70%	07/18/2016	47,000	47,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.62%	04/01/2016	18,000	17,990,390
Barton Capital S.A. (CEP–Societe Generale S.A)(a)(b)(c)	0.61%	07/05/2016	63,000	63,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(b)(c)	0.61%	07/07/2016	25,000	25,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.66%	05/03/2016	12,000	11,986,140
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.63%	04/05/2016	100,000	99,938,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.63%	04/13/2016	24,000	23,981,940
Cedar Springs Capital Co. (CEP–UBS AG)(a)(c)	0.65%	04/07/2016	34,945	34,921,655
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.68%	07/14/2016	36,000	36,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.78%	08/22/2016	27,000	27,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.68%	07/22/2016	40,000	40,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	05/25/2016	30,000	29,957,500
Institutional Secured Funding Ltd. (Multi-CEP’s)(a)(c)	0.60%	03/08/2016	20,000	19,997,667
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.62%	04/11/2016	24,000	23,983,053
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.52%	03/11/2016	50,000	49,992,778
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.65%	04/12/2016	35,400	35,373,155
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.52%	03/08/2016	24,000	23,997,573
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.67%	04/13/2016	13,000	12,989,596
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.67%	04/14/2016	8,000	7,993,449
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.67%	04/18/2016	12,750	12,738,610
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(c)	0.45%	03/01/2016	30,000	30,000,000
Mountcliff Funding LLC (Multi-CEP’s)(a)(c)	0.63%	04/04/2016	24,000	23,985,720
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.37%	03/04/2016	35,000	34,998,921
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.43%	03/21/2016	20,000	19,995,222
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.43%	03/29/2016	59,772	59,752,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(c)	0.43%	03/30/2016	$40,000	$39,986,144
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(c)	0.62%	04/26/2016	25,000	24,975,889
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)(c)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)(c)	0.78%	07/07/2016	30,000	30,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.50%	04/27/2016	34,750	34,722,490
				992,258,652

Asset-Backed Securities — Multi-Purpose–2.05%
CHARTA, LLC(c)	0.83%	07/06/2016	27,500	27,419,478
CRC Funding, LLC(c)	0.45%	03/23/2016	25,000	24,993,125
Nieuw Amsterdam Receivables Corp.(a)(c)	0.52%	04/07/2016	25,000	24,986,639
Nieuw Amsterdam Receivables Corp.(a)(c)	0.60%	04/29/2016	28,000	27,972,467
Nieuw Amsterdam Receivables Corp.(a)(c)	0.47%	03/09/2016	20,000	19,997,911
Versailles Commercial Paper LLC(c)	0.63%	04/01/2016	41,600	41,577,432
				166,947,052

Diversified Banks–9.36%
BNP Paribas S.A.(a)	0.38%	03/03/2016	50,000	49,998,945
Commonwealth Bank of Australia(a)(b)(c)	0.78%	08/22/2016	27,000	27,000,000
Commonwealth Bank of Australia(a)(b)(c)	0.57%	05/19/2016	20,000	19,999,612
Commonwealth Bank of Australia(a)(b)(c)	0.56%	05/20/2016	25,000	25,000,000
Commonwealth Bank of Australia(a)(b)(c)	0.58%	05/26/2016	70,000	69,995,113
HSBC Bank PLC(a)(b)(c)	0.83%	09/06/2016	31,000	31,000,000
ING (US) Funding LLC(a)	0.61%	04/05/2016	30,000	29,982,208
ING (US) Funding LLC(a)	0.61%	04/12/2016	40,000	39,971,533
ING (US) Funding LLC(a)	0.67%	06/01/2016	52,000	51,911,271
ING (US) Funding LLC(a)	0.67%	06/13/2016	35,000	34,932,256
Mizuho Bank Ltd.(a)(c)	0.61%	05/23/2016	50,000	49,929,680
Natixis(a)	0.65%	04/06/2016	125,000	124,918,750
Standard Chartered Bank(a)(c)	0.70%	05/27/2016	55,000	54,906,958
Standard Chartered Bank(a)(c)	0.42%	03/01/2016	41,000	41,000,000
Standard Chartered Bank(a)(c)	0.50%	03/21/2016	50,000	49,986,111
Swedbank AB(a)	0.36%	03/07/2016	30,000	29,998,200
Westpac Banking Corp.(a)(b)(c)	0.74%	08/08/2016	34,000	34,000,000
				764,530,637

Integrated Oil & Gas–0.54%
Exxon Mobil Corp.	0.46%	03/15/2016	44,000	43,992,129

Regional Banks–4.39%
Banque et Caisse d’Epargne de l’Etat(a)	0.51%	04/01/2016	20,000	19,991,217
BNZ International Funding Ltd.(a)(c)	0.46%	04/22/2016	22,000	21,985,382
Danske Corp.(a)(c)	0.55%	05/02/2016	34,000	33,967,794
Danske Corp.(a)(c)	0.62%	05/03/2016	60,000	59,935,425
HSBC Bank PLC(a)(c)	0.82%	08/09/2016	35,000	34,872,430
Landesbank Hessen-Thueringen Girozentrale(a)(c)	0.52%	03/14/2016	55,000	54,989,672
Macquarie Bank Ltd.(a)(c)	0.64%	05/03/2016	8,000	7,991,040
Macquarie Bank Ltd.(a)(c)	0.75%	06/29/2016	55,000	54,862,500
Macquarie Bank Ltd.(a)(b)(c)	0.68%	04/26/2016	50,000	50,006,142
Mitsubishi UFJ Trust & Banking Corp.(a)	0.67%	04/19/2016	20,000	19,981,761
				358,583,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–3.06%
Caisse des Depots et Consignations(a)(c)	0.59%	05/25/2016	$65,000	$64,909,452
Caisse des Depots et Consignations(a)(c)	0.40%	03/03/2016	48,000	47,998,933
CDP Financial Inc.(a)(c)	0.59%	04/20/2016	30,000	29,975,417
Nederlandse Waterschapsbank N.V.(a)(c)	0.58%	04/13/2016	23,000	22,984,066
Nederlandse Waterschapsbank N.V.(a)(c)	0.59%	05/11/2016	28,000	27,967,419
Nederlandse Waterschapsbank N.V.(a)(c)	0.35%	03/14/2016	56,000	55,992,922
				249,828,209

Thrifts & Mortgage Finance–0.43%
Nationwide Building Society(a)(c)	0.62%	05/18/2016	35,000	34,952,983
Total Commercial Paper (Cost $3,221,433,623)				3,221,433,623

Notes–4.43%
Bank of Nova Scotia, Sr. Unsec. Notes(a)	2.90%	03/29/2016	16,751	16,781,786
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(c)	0.96%	04/15/2016	64,691	64,727,743
New York Life Global Funding, Sec. Floating Rate Notes(b)(c)	0.67%	08/05/2016	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.68%	10/19/2016	80,000	80,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Floating Rate Notes(b)	0.74%	10/29/2016	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes(a)(b)(c)	0.87%	11/07/2016	75,000	75,000,000
Total Notes (Cost $361,509,529)				361,509,529

Variable Rate Demand Notes–0.66%(e)
Credit Enhanced–0.66%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(f)	0.01%	12/31/2047	5,155	5,155,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(a)(f)	0.38%	03/01/2021	335	335,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	07/01/2035	17,500	17,500,000
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(f)	0.15%	11/01/2018	2,130	2,130,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,560	3,560,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.35%	11/15/2037	2,700	2,700,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	08/01/2034	19,775	19,775,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2044	3,100	3,100,000
Total Variable Rate Demand Notes (Cost $54,255,000)				54,255,000

U.S. Treasury Bills–0.61%(d)
U.S. Treasury Bills (Cost $49,878,667)	0.49%	09/01/2016	50,000	49,878,667
TOTAL INVESTMENTS (excluding Repurchase Agreements)–86.71% (Cost $7,080,233,416)				7,080,233,416

			Repurchase Amount
Repurchase Agreements–13.90%(g)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	49,000,408	49,000,000
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $20,198,722 (collateralized by foreign non-agency asset-backed securities valued at $22,000,000; 0%-0.64%, 05/05/2038-12/26/2050)(b)	0.98%	12/02/2016	20,198,722	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $207,625,180; 0%-6.00%, 03/18/2044-12/25/2065)(a)(b)(h)	0.98%	—	$—	$188,750,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/16, maturing value of $30,003,092 (collateralized by domestic non-agency asset-backed securities valued at $31,504,465; 0.99%-2.68%, 06/07/2023-12/26/2035)(a)(i)	0.53%	03/01/2016	30,003,092	30,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $60,007,350 (collateralized by domestic and foreign corporate obligations valued at $66,001,322; 4.10%-10.75%, 12/15/2017-12/29/2049)(a)(i)	0.63%	03/01/2016	60,007,350	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $20,002,450 (collateralized by domestic non-agency mortgage-backed securities valued at $22,002,024; 2.59%-2.76%, 10/25/2035-12/25/2035)(a)(i)	0.63%	03/02/2016	20,002,450	20,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $15,000,213 (collateralized by domestic and foreign corporate obligations valued at $15,752,792; 1.95%-4.45%, 09/23/2019-11/03/2045)(a)	0.51%	03/01/2016	15,000,213	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	67,573,056	67,572,493
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $137,178,100 (collateralized by domestic and foreign non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $143,850,000; 0%-6.18%, 11/01/2017-06/25/2058)(b)(i)	0.78%	04/26/2016	137,178,100	137,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $83,075,046 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $91,300,000; 0%-6.27%, 01/27/2030-02/12/2051)(b)	0.93%	04/04/2016	83,075,046	83,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $100,010,306 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $102,000,001; 0%-7.48%, 10/01/2023-09/20/2063)(a)(i)	0.53%	03/01/2016	100,010,306	100,000,000
RBC Capital Markets Corp., term agreement dated 02/26/16, maturing value of $104,804,936 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic corporate obligations valued at $107,275,555; 1.31%-11.42%, 12/15/2017-08/20/2045)(a)(i)	0.59%	03/29/2016	104,804,936	104,750,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	60,000,500	60,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	100,000,917	100,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $100,009,917 (collateralized by domestic and foreign corporate obligations valued at $105,000,001; 0%, 03/01/2016-03/10/2016)(i)	0.51%	03/04/2016	100,009,917	100,000,000
Total Repurchase Agreements (Cost $1,135,072,493)				1,135,072,493
TOTAL INVESTMENTS(j)(k)–100.61% (Cost $8,215,305,909)				8,215,305,909
OTHER ASSETS LESS LIABILITIES–(0.61)%				(49,907,887)
NET ASSETS–100.00%				$8,165,398,022

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.3%; France: 11.2%; Sweden: 11.1%; Japan: 9.3%; United Kingdom: 8.7%; Switzerland 5.1%; other countries less than 5% each: 22.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $2,741,576,266, which represented 33.58% of the Fund’s Net Assets.
(d)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/16

1-7	38.9%
8-30	9.2
31-60	23.3
61-90	11.2
91-180	11.6
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2016

(Unaudited)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–38.12%
Federal Farm Credit Bank (FFCB)–3.81%
Unsec. Bonds(a)	0.40%	04/21/2016	$15,000	$14,999,903
Unsec. Bonds(a)	0.49%	02/27/2017	2,220	2,219,354
Unsec. Bonds(a)	0.48%	04/17/2017	17,490	17,476,021
Unsec. Bonds(a)	0.46%	06/05/2017	10,000	9,996,869
Unsec. Bonds(a)	0.47%	07/25/2017	10,000	10,006,748
Unsec. Bonds(a)	0.49%	08/10/2017	10,000	9,998,555
Unsec. Bonds(a)	0.48%	08/29/2017	2,250	2,249,150
Unsec. Bonds(a)	0.46%	10/02/2017	5,000	4,996,421
Unsec. Bonds(a)	0.45%	12/27/2017	8,000	7,980,940
				79,923,961

Federal Home Loan Bank (FHLB)–25.64%
Unsec. Bonds(a)	0.37%	05/18/2016	20,000	20,000,000
Unsec. Bonds(a)	0.49%	11/10/2016	50,000	50,000,063
Unsec. Bonds(a)	0.52%	02/22/2017	15,000	15,000,000
Unsec. Disc. Notes(b)	0.48%	03/09/2016	35,000	34,996,267
Unsec. Disc. Notes(b)	0.48%	03/11/2016	35,000	34,995,333
Unsec. Disc. Notes(b)	0.38%	03/31/2016	5,500	5,498,258
Unsec. Disc. Notes(b)	0.39%	04/13/2016	2,034	2,033,052
Unsec. Disc. Notes(b)	0.39%	04/14/2016	5,000	4,997,617
Unsec. Disc. Notes(b)	0.40%	04/27/2016	45,420	45,391,234
Unsec. Disc. Notes(b)	0.41%	05/04/2016	15,000	14,989,067
Unsec. Disc. Notes(b)	0.40%	05/06/2016	30,000	29,977,780
Unsec. Disc. Notes(b)	0.49%	08/10/2016	50,000	49,889,750
Unsec. Disc. Notes(b)	0.47%	08/12/2016	45,000	44,904,880
Unsec. Disc. Notes(b)	0.47%	08/17/2016	35,000	34,922,776
Unsec. Disc. Notes(b)	0.49%	08/19/2016	5,000	4,988,363
Unsec. Disc. Notes(b)	0.50%	08/26/2016	40,000	39,902,298
Unsec. Global Bonds(a)	0.49%	11/03/2016	30,000	30,000,000
Unsec. Global Bonds(a)	0.38%	01/17/2017	30,000	29,962,903
Unsec. Global Bonds(a)	0.52%	01/23/2017	15,000	15,000,000
Unsec. Global Bonds(a)	0.52%	02/24/2017	15,000	15,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	15,000	14,992,298
				537,441,939

Federal Home Loan Mortgage Corp. (FHLMC)–3.98%
Unsec. Disc. Notes(b)	0.40%	04/29/2016	1,270	1,269,167
Unsec. Disc. Notes(b)	0.46%	08/12/2016	25,000	24,948,181
Unsec. Global Notes(a)	0.44%	04/20/2017	30,275	30,255,666
Unsec. Global Notes(a)	0.47%	04/27/2017	5,000	4,996,814
Unsec. Global Notes(a)	0.56%	07/21/2017	4,000	3,999,428
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.48%	10/15/2045	17,833	17,833,286
				83,302,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–4.06%
Unsec. Disc. Notes(b)	0.46%	08/17/2016	$35,183	$35,107,729
Unsec. Global Notes	5.00%	03/15/2016	2,950	2,955,335
Unsec. Global Notes(a)	0.44%	09/08/2017	5,000	4,991,178
Unsec. Global Notes(a)	0.44%	10/05/2017	25,000	24,985,577
Unsec. Notes(a)	0.45%	07/25/2016	12,000	12,000,443
Unsec. Notes(a)	0.45%	07/20/2017	5,000	4,998,635
				85,038,897

Overseas Private Investment Corp. (OPIC)–0.63%
Unsec. Gtd. VRD COP Bonds(c)	0.45%	12/15/2019	13,248	13,248,000
Total U.S. Government Sponsored Agency Securities (Cost $798,955,339)				798,955,339

U.S. Treasury Securities–9.52%
U.S. Treasury Bills–7.85%(b)
U.S. Treasury Bills	0.52%	07/14/2016	15,000	14,971,425
U.S. Treasury Bills	0.42%	08/18/2016	30,000	29,941,917
U.S. Treasury Bills	0.44%	08/18/2016	35,000	34,928,021
U.S. Treasury Bills	0.45%	08/18/2016	30,000	29,937,383
U.S. Treasury Bills	0.45%	08/25/2016	35,000	34,923,337
U.S. Treasury Bills	0.49%	09/01/2016	20,000	19,951,467
				164,653,550

U.S. Treasury Notes–1.67%
U.S. Treasury Floating Rate Notes(a)	0.40%	07/31/2017	35,000	35,001,146
Total U.S. Treasury Securities (Cost $199,654,696)				199,654,696
TOTAL INVESTMENTS (excluding Repurchase Agreements)–47.64% (Cost $998,610,035)				998,610,035

			Repurchase Amount
Repurchase Agreements–53.31%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	100,000,833	100,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $120,008,167 (collateralized by U.S. Treasury obligations valued at $122,400,000; 1.38%, 09/30/2020)(e)	0.35%	03/03/2016	120,008,167	120,000,000
CIBC World Markets Corp., joint agreement dated 02/29/16, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	23,040,414	23,040,222
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	100,000,861	100,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	75,004,667	75,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	100,000,833	100,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	75,004,958	75,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $40,024,000 (collateralized by domestic agency mortgage-backed securities valued at $40,800,629; 4.00%, 08/01/2026-11/01/2031)	0.45%	04/04/2016	40,024,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $120,029,614 (collateralized by a U.S. Treasury obligation valued at $122,470,625; 2.25%, 11/15/2025)(e)	0.36%	03/03/2016	$120,029,614	$120,021,213
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $50,012,901 (collateralized by a U.S. Treasury obligation valued at $51,030,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	50,012,901	50,009,400
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	24,425,976	24,425,772
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	40,031,644	40,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	25,007,653	25,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	50,015,306	50,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	40,002,644	40,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	100,000,917	100,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $35,039,813 (collateralized by domestic agency mortgage-backed securities valued at $35,700,000; 0.74%-10.08%, 08/25/2020-12/25/2045)	0.45%	05/09/2016	35,039,813	35,000,000
Total Repurchase Agreements (Cost $1,117,496,607)				1,117,496,607
TOTAL INVESTMENTS(f)–100.95% (Cost $2,116,106,642)				2,116,106,642
OTHER ASSETS LESS LIABILITIES–(0.95)%				(19,996,451)
NET ASSETS–100.00%				$2,096,110,191

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed

MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/16

1-7	49.6%
8-30	4.1
31-60	5.5
61-90	4.8
91-180	18.7
181+	17.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 29, 2016

(Unaudited)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.52%
Alabama–3.78%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$150	$151,794
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.02%	05/01/2041	1,170	1,170,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	3,900	3,900,000
				5,221,794

Arizona–1.67%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,300	2,300,000

California–6.42%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(a)(b)(c)	0.01%	12/01/2016	4,150	4,150,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(e)	0.16%	10/01/2035	650	650,000
San Diego (County of) Regional Transportation Commission; Series 2012 A, Ref. Limited Tax RB	5.00%	04/01/2016	400	401,623
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate Water RB(e)(f)	0.21%	07/01/2030	2,200	2,200,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	1,450	1,455,702
				8,857,325

Colorado–0.99%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	300	300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. VRD Improvement Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.07%	12/01/2037	615	615,000
				1,365,000

Delaware–0.36%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	500	500,000

District of Columbia–0.33%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.21%	01/01/2029	450	450,000

Florida–3.53%
Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	500	506,060
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	10/01/2021	845	845,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	3,520	3,520,000
				4,871,060

Georgia–3.53%
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2021	100	100,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(a)(b)(c)	0.38%	03/01/2021	$1,715	$1,715,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	500	507,799
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(f)	0.28%	12/01/2018	300	300,000
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/2038	1,485	1,485,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/2027	260	260,000
				4,867,799

Illinois–6.72%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	2,150	2,150,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.01%	02/01/2042	1,600	1,600,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/2017	120	120,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	1,305	1,305,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.11%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	140	140,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.08%	05/01/2036	1,900	1,900,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.38%	10/01/2024	1,300	1,300,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(f)	0.15%	04/01/2022	584	584,000
				9,274,000

Indiana–3.97%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	06/01/2040	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.15%	03/01/2022	915	915,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	180	180,000
				5,480,000

Iowa–4.44%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(f)	0.18%	06/01/2028	600	600,000
Iowa (State of) Finance Authority; Series 2008 C, VRD Single Family Mortgage Bonds (CEP–FHLB)(a)	0.40%	01/01/2039	4,500	4,500,000
West Des Moines (City of); Series 2010 A, Ref. Capital Loan Unlimited Tax GO Notes	4.00%	06/01/2016	1,020	1,029,713
				6,129,713

Kansas–3.92%
Kansas (State of) Development Finance Authority (Chesapeake Apartments); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/2030	3,970	3,970,000
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	1,430	1,433,082
				5,403,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.37%
Louisville & Jefferson (Counties of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	$500	$505,044
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2038	1,380	1,380,000
				1,885,044

Louisiana–0.35%
Bossier (Parish of) Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	225	225,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	250	251,932
				476,932

Maryland–1.86%
Maryland (State of); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	770	770,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/2041	815	815,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	700	711,192
				2,571,192

Massachusetts–3.85%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.38%	03/01/2039	4,825	4,825,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	485	485,000
				5,310,000

Michigan–0.18%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(f)	0.17%	07/01/2032	250	250,000

Minnesota–3.37%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	1,325	1,340,415
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	1,555	1,555,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	11/15/2031	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	250	250,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	500	500,000
				4,645,415

Mississippi–0.72%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.01%	12/01/2030	1,000	1,000,000

Missouri–3.98%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.02%	08/01/2038	2,245	2,245,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	1,000	1,000,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	300	300,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	650	650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	04/15/2027	$1,300	$1,300,000
				5,495,000

Nebraska–0.37%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	0.50%	10/01/2042	510	510,000

New Mexico–1.10%
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	1,000	1,015,918
New Mexico (State of) Finance Authority (Sr. Lien Public); Series 2016 A, Revolving Fund RB	2.00%	06/01/2016	500	502,261
				1,518,179

New York–5.04%
New York (City of) Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD MFH RB (CEP–FNMA)(a)	0.35%	11/15/2037	1,550	1,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC– Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	1,400	1,400,000
				6,950,000

North Carolina–2.67%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(f)	0.15%	07/01/2021	450	450,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	200	202,320
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	700	700,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.01%	12/01/2021	250	250,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	475	476,933
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	250	250,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(f)	0.07%	08/01/2020	1,350	1,350,000
				3,679,253

Ohio–3.66%
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	03/01/2034	800	800,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(f)	0.30%	01/01/2034	200	200,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(e)	0.05%	11/15/2033	600	600,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	3,450	3,450,000
				5,050,000

Oklahoma–0.18%
Tulsa (County of) Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	250	250,147

Oregon–1.09%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(f)	0.17%	07/01/2027	1,505	1,505,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–3.79%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/2039	$1,000	$1,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.38%	11/01/2030	1,260	1,260,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	1,070	1,070,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.14%	04/01/2017	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/2026	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.14%	12/01/2026	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	08/01/2026	225	225,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	11/01/2018	300	300,000
				5,230,000

South Carolina–0.99%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	1,120	1,120,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.16%	07/01/2017	240	240,000
				1,360,000

Texas–10.11%
Austin Community College District; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	300	303,309
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	250	250,822
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax Go Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,000	1,012,556
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	2,625	2,625,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	300	300,000
Tarrant (County of) Regional Water District; Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/2016	1,100	1,100,000
Tarrant (County of) Regional Water District; Series 2012, Ref. Improvement Water RB	5.00%	03/01/2016	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	2,300	2,300,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	5,000	5,000,000
				13,941,687

Utah–2.00%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	08/01/2028	415	415,000
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	900	900,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	450	450,000
				2,765,000

Vermont–1.01%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–4.54%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	$450	$458,059
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	5,100	5,100,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. Water RB	3.00%	04/01/2016	200	200,483
Loudoun (County of) Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.01%	03/01/2038	500	500,000
				6,258,542

Washington–1.32%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	200	201,261
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/2032	615	615,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	1,000	1,000,000
				1,816,261

Wisconsin–6.31%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(f)	0.18%	09/01/2019	150	150,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,560	2,560,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	2,500	2,514,945
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	3,115	3,115,000
				8,709,945
TOTAL INVESTMENTS(g)(h)–99.52% (Cost $137,292,370)				137,292,370
OTHER ASSETS LESS LIABILITIES–0.48%				666,573
NET ASSETS–100.00%				$137,958,943

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 17.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $2,655,000, which represented 1.92% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Security subject to the alternative minimum tax.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Mortgage Corporation	7.0%
JPMorgan Chase Bank, N.A.	6.6
U.S. Bancorp	6.0
TD Bank, N.A.	5.5
PNC Bank, N.A.	5.1
Northern Trust Corporation	5.1
Federal Home Loan Banks	5.0

Portfolio Composition by Maturity

In days, as of 02/29/16

1-7	84.6%
8-30	—
31-60	2.2
61-90	0.7
91-180	9.0
181+	3.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$7,080,233,416	$998,610,035	$137,292,370
Repurchase agreements, at value and cost	1,135,072,493	1,117,496,607	—
Total investments, at value and cost	8,215,305,909	2,116,106,642	137,292,370
Receivable for:
Investments sold	200,000	—	417,000
Fund shares sold	19,072	26,859	2,831
Interest	2,103,015	243,746	245,643
Fund expenses absorbed	789	—	3,416
Investment for trustee deferred compensation and retirement plans	—	3,711	—
Other assets	237	74	—
Total assets	8,217,629,022	2,116,381,032	137,961,260

Liabilities:
Payable for:
Investments purchased	49,878,667	19,951,467	—
Fund shares reacquired	6,665	5,012	—
Amount due custodian	6,937	814	1,339
Dividends	2,338,731	307,605	978
Accrued fees to affiliates	—	2,232	—
Trustee deferred compensation and retirement plans	—	3,711	—
Total liabilities	52,231,000	20,270,841	2,317
Net assets applicable to shares outstanding	$8,165,398,022	$2,096,110,191	$137,958,943

Net assets consist of:
Shares of beneficial interest	$8,165,255,861	$2,095,990,730	$137,962,583
Undistributed net investment income	116,878	97,323	27,111
Undistributed net realized gain (loss)	25,283	22,138	(30,751)
	$8,165,398,022	$2,096,110,191	$137,958,943

Net Assets:
Investor Class	$47,957,601	$25,486,862	$8,365,699
Institutional Class	$8,117,440,421	$2,070,623,329	$129,593,244

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	47,956,769	25,485,722	8,365,716
Institutional Class	8,117,301,627	2,070,533,409	129,593,520
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$14,178,864	$1,922,595	$56,823

Expenses:
Advisory fees	9,122,752	2,017,520	159,937
Less: Fees waived and expenses reimbursed	(2,554,371)	(821,355)	(109,467)
Net expenses	6,568,381	1,196,165	50,470
Net investment income	7,610,483	726,430	6,353
Net realized gain from Investment securities	7,626	12,568	—
Net increase in net assets resulting from operations	$7,618,109	$738,998	$6,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$7,610,483	$3,466,302	$726,430	$284,716	$6,353	$31,463
Net realized gain	7,626	81,031	12,568	9,150	—	—
Net increase in net assets resulting from operations	7,618,109	3,547,333	738,998	293,866	6,353	31,463

Distributions to shareholders from net investment income:
Investor Class	(48,719)	(20,466)	(10,352)	(3,405)	(440)	(2,059)
Institutional Class	(7,561,776)	(3,446,141)	(716,089)	(281,672)	(5,913)	(29,404)
Total distributions from net investment income	(7,610,495)	(3,466,607)	(726,441)	(285,077)	(6,353)	(31,463)

Share transactions-net:
Investor Class	(2,819,994)	(7,483,672)	3,078,100	2,320,636	272,645	(2,065,071)
Institutional Class	1,412,665,389	(2,619,681,466)	673,049,461	17,021,515	14,572,573	(4,863,381)
Net increase (decrease) in net assets resulting from share transactions	1,409,845,395	(2,627,165,138)	676,127,561	19,342,151	14,845,218	(6,928,452)
Net increase (decrease) in net assets	1,409,853,009	(2,627,084,412)	676,140,118	19,350,940	14,845,218	(6,928,452)

Net assets:
Beginning of year	6,755,545,013	9,382,629,425	1,419,970,073	1,400,619,133	123,113,725	130,042,177
End of year*	$8,165,398,022	$6,755,545,013	$2,096,110,191	$1,419,970,073	$137,958,943	$123,113,725
* Includes accumulated undistributed net investment income	$116,878	$116,890	$97,323	$97,334	$27,111	$27,111

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$2,554,371
Premier U.S. Government Money Portfolio	564,904
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$—
Premier U.S. Government Money Portfolio	3,659	252,792
Premier Tax-Exempt Portfolio	7,097	102,370

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$78,301,460	$166,881,208	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	111,501,323	92,702,039	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term		Total*
Fund	08/31/19	Not Subject to Expiration
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	9,237,674	$9,237,674	22,961,016	$22,961,016
Institutional Class	21,018,988,833	21,018,988,833	34,430,955,903	34,430,955,903

Issued as reinvestment of dividends:
Investor Class	48,436	48,436	20,359	20,359
Institutional Class	1,236,816	1,236,816	723,868	723,868

Reacquired:
Investor Class	(12,106,104)	(12,106,104)	(30,465,047)	(30,465,047)
Institutional Class	(19,607,560,260)	(19,607,560,260)	(37,051,361,237)	(37,051,361,237)
Net increase (decrease) in share activity	1,409,845,395	$1,409,845,395	(2,627,165,138)	$(2,627,165,138)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 52% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	10,730,024	$10,730,024	21,626,922	$21,626,922
Institutional Class	4,147,799,931	4,147,799,931	8,968,033,388	8,968,033,388

Issued as reinvestment of dividends:
Investor Class	10,313	10,313	3,392	3,392
Institutional Class	160,193	160,193	94,669	94,669

Reacquired:
Investor Class	(7,662,237)	(7,662,237)	(19,309,678)	(19,309,678)
Institutional Class	(3,474,910,663)	(3,474,910,663)	(8,951,106,542)	(8,951,106,542)
Net increase in share activity	676,127,561	$676,127,561	19,342,151	$19,342,151

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Investor Class	629,620	$629,620	3,993,654	$3,993,654
Institutional Class	116,573,947	116,573,947	193,810,192	193,810,192

Issued as reinvestment of dividends:
Investor Class	401	401	2,055	2,055
Institutional Class	4,425	4,425	20,604	20,604

Reacquired:
Investor Class	(357,376)	(357,376)	(6,060,780)	(6,060,780)
Institutional Class	(102,005,799)	(102,005,799)	(198,694,177)	(198,694,177)
Net increase (decrease) in share activity	14,845,218	$14,845,218	(6,928,452)	$(6,928,452)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 2/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.10%	$8,117,440	0.18	%(c)	0.25	%(c)	0.21	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	4,829,849	0.20		0.25		0.08
Premier U.S. Government Money Portfolio
Six months ended 2/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	2,070,623	0.15	(c)	0.25	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,323,445	0.16		0.25		0.02
Premier Tax-Exempt Portfolio
Six months ended 2/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.00	129,593	0.08	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	329,114	0.24		0.25		0.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,289,448, $1,599,725 and $120,312 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

NOTE 10—Subsequent Event

Effective June 1, 2016, the Adviser has contractually agreed, through at least May 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,001.00	$0.90	$1,024.03	$0.91	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.40	0.75	1,024.12	0.75	0.15
Premier Tax-Exempt Portfolio	1,000.00	1,000.00	0.40	1,024.47	0.40	0.08

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	CM-I-TST-SAR-2	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of the Registrant (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Semi-Annual Report on Form N-CSR, it is in discussions with the Staff of the Securities and Exchange Commission, or the SEC, regarding a difference in the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may run afoul of the Loan Rule, calling into question PwC’s independence with respect to the Funds. However, PwC’s interpretation of the Loan Rule, in light of the facts of these lending relationships, leads it to conclude that there is no violation of the Loan Rule.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not impact PwC’s application of objective judgment with respect to conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships, PwC’s interpretation of the Rule 2-01(c)(1)(ii)(A) and PwC’s representation that its independence was not impaired in conducting its audit of the Funds’ financial statements.

PwC advised the Audit Committee that it believes it is independent and it continues to have discussions with the SEC’s Staff to resolve this interpretive matter. PwC further advised the Audit Committee that this matter did not compromise or impair its objectivity in connection with its audits of the Funds’ financial statements. These discussions with the Staff remain ongoing and, while PwC represented to the Audit Committee that it feels confident that PwC’s interpretation of the Loan Rule is correct, neither PwC nor the Audit Committee can be certain of the final outcome.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain periods, the Funds’ filings with the SEC which contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds may be required to have independent audits conducted on the Funds’ previously audited financial statements by another independent registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing potentially could have a material adverse effect on the Funds.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 12, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.